UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Mittleman Brothers LLC
      188 Birch Hill Road
      Locust Valley, Ny 11560


Form 13F File Number:  028-15019

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Philip Mittleman
Title: Managing Partner
Phone: 516-686-6200

Signature, Place, and Date of Signing:

  Philip Mittleman           Locust Valley, NY         February 13, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   none
                                                  -----------------------

Form 13F Information Table Entry Total:               17
                                                  -----------------------

Form 13F Information Table Value Total:            105379(x1000)
                                                  -----------------------


List of Other Included Managers:

                            Mittleman Brothers LLC
                           Form 13F Information Table




FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------- ------------ ---------- --- ----- ------------- --------- ------ ----- ---
AVIS BUDGET GROUP INC               COM     053774105       13832    697879SH              SOLE                  697879
CAPITAL TRUST INC                   COM     14052H506        4018   1913448SH              SOLE                 1913448
CARMIKE CINEMAS INC                 COM     143436400       16224   1081585SH              SOLE                 1081585
DEX ONE CORP                        COM     25212W100        4222   2672403SH              SOLE                 2672403
GSI GROUP INC                       COM     36191C205        5653    652771SH              SOLE                  652771
HARBINGER GROUP INC                 COM     41146A105       13131   1707518SH              SOLE                 1707518
HEALTH MGMT ASSOC                   COM     421933102        7849    842131SH              SOLE                  842131
KB FINANCIAL GROUP INC              ADR     48241A105        3041     84721SH              SOLE                   84721
KT CORP                             ADR     48268K101        3008    179661SH              SOLE                  179661
LODGENET INTERACTIVE                COM     540211109          74   1416360SH              SOLE                 1416360
MULTIMEDIA GAMES                    COM     625453105        3198    217382SH              SOLE                  217382
PENN VIRGINIA CORP                  COM     707882106        2549    577980SH              SOLE                  577980
REVLON INC                          COM     761525809       13484    929922SH              SOLE                  929922
SKILLED HEALTHCARE GRP              COM     83066R107        3184    499838SH              SOLE                  499838
SPECTRUM BRANDS                     COM     84763R101        3400     75671SH              SOLE                   75671
UNISYS CORP                         COM     909214306        3729    215563SH              SOLE                  215563
VIRGIN MEDIA INC                    COM     92769L101        4783    130158SH              SOLE                  130158
